Filed pursuant to 497(e)

File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG Managers Special Equity Fund

AMG Managers Loomis Sayles Bond Fund

AMG GW&K High Income Fund (formerly AMG Managers Global Income Opportunity Fund)

Supplement dated February 1, 2021 to the Statutory Prospectus and Statement of Additional Information, each dated May 1, 2020, as supplemented October 23, 2020, December 4, 2020, December 7, 2020 and January 25, 2021

The following information supplements and supersedes any information to the contrary relating to AMG Managers Special Equity Fund, AMG Managers Loomis Sayles Bond Fund and AMG GW&K High Income Fund (formerly AMG Managers Global Income Opportunity Fund), each a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectus and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, the address of each of AMG Funds III, AMG Funds LLC, the investment manager of the Funds, and AMG Distributors, Inc., the distributor of the Funds, has changed to One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds III, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectus and SAI are hereby revised to refer to One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG GW&K International Small Cap Fund

(formerly AMG Managers Cadence Emerging Companies Fund)

Supplement dated February 1, 2021 to the

Statutory Prospectus and Statement of Additional Information, each dated December 23, 2020

The following information supplements and supersedes any information to the contrary relating to AMG GW&K International Small Cap Fund (formerly AMG Managers Cadence Emerging Companies Fund), a series of AMG Funds III (the “Fund”), contained in the Fund’s Statutory Prospectus and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the address of each of AMG Funds III, AMG Funds LLC, the investment manager of the Fund, and AMG Distributors, Inc., the distributor of the Fund, has changed to One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds III, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectus and SAI are hereby revised to refer to One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 002-84012 and 811-03752

AMG FUNDS III

AMG GW&K Mid Cap Fund

(formerly AMG Managers Cadence Mid Cap Fund)

Supplement dated February 1, 2021 to the Statutory Prospectus and Statement of Additional Information,

each dated October 1, 2020, as supplemented October 8, 2020

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Mid Cap Fund (formerly AMG Managers Cadence Mid Cap Fund), a series of AMG Funds III (the “Fund”), contained in the Fund’s Statutory Prospectus and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, the address of each of AMG Funds III, AMG Funds LLC, the investment manager of the Fund, and AMG Distributors, Inc., the distributor of the Fund, has changed to One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901. Accordingly, all references to the address of AMG Funds III, AMG Funds LLC and AMG Distributors, Inc. in the Statutory Prospectus and SAI are hereby revised to refer to One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford, Connecticut 06901.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE